Summary of Significant Accounting Policies - Schedule of Finite-Lived Intangible Assets (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Cost	$ 2,013,000	$ 2,013,000	$ 2,013,000
Accumulated Amortization	(1,061,542)	(927,634)	(659,818)
Net Balance	951,458	1,085,366	1,353,182
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	1,094,000	1,094,000	1,094,000
Accumulated Amortization	(619,249)	(541,105)	(384,817)
Net Balance	474,751	552,895	709,183
Trademarks And Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	461,000	461,000	461,000
Accumulated Amortization	(182,835)	(159,783)	(113,679)
Net Balance	278,165	301,217	347,321
Developed Technology Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	458,000	458,000	458,000
Accumulated Amortization	(259,458)	(226,746)	(161,322)
Net Balance	$ 198,542	$ 231,254	$ 296,678